ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Amount raised through a public offering	$ 254,000
Share price of offering	$ 1.00
Funds held in Brazilian banks insured	$ 75,574	$ 250,000
Intangible Assets	$ 2,044	$ 2,044